united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2019

Item 1. Reports to Stockholders.

BTS Managed Income Fund

Class A
BTSAX

Class C
BTSCX

Class I
BTSIX

Class R
BTSRX

BTS Tactical Fixed Income Fund

Class A
BTFAX

Class C
BTFCX

Class I
BTFIX

Class R
BTFRX

Semi-Annual Report
June 30, 2019

1-877-BTS-9820
(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.btsfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Tactical Fixed Income Fund (the “Fund”) and take a moment to review developments related to the Fund, including strategies we’ve employed, recent returns and our vision for the remainder of 2019.

Performance Discussion

The Fund (Class A NAV) generated a 3.76% return for its investors as of June 30, 2019. The Fund’s positive performance Year-To-Date came despite increased volatility in both fixed income and equity markets. Indeed, as risk and non-risk assets were all on a rollercoaster ride, reacting to almost daily US-China Trade war headlines, signs of decelerating growth, and alternating Fed announcements on monetary policy, the Fund was able to make a series of risk-on and risk-off moves in an attempt to manage downside risk and generate a positive return, specifically utilizing both high yield and U.S. government bonds as the BTS Investment Models dictated.

The Fund did underperform its Benchmark, the Bloomberg Barclays US Aggregate Bond Index (the “Benchmark”), which returned 6.11%. That said, the Benchmark is an index representing broad-based U.S. investment grade fixed income securities. Corporate bonds for example appreciated to higher-than-normal valuations in early 2019 as optimistic investors flooded fixed income securities in response to the Feds dramatic shift to easy monetary policy. This has left many corporate bond securities overvalued, in our opinion, and vulnerable to slowing economic growth and ongoing trade war tensions.

To that end, we believe the Fund is better positioned to achieve positive risk-adjusted returns for the remainder of 2019 than traditional buy and hold corporate bond investors representing the benchmark. Indeed, it is imperative given the backdrop that the Fund remain ready to step to the sidelines with risk-off allocations as the economy slows and trade war tensions escalate.

While the Fund underperformed during the first half of 2019, it still met its investment objective by adhering to itscore principal of managing downside risk , taking risk-off positions as models dictated.

Allocation and Models Discussion

Looking at the second quarter for example, things began in a “risk on” mode, continuing forward the first quarter’s strength in risk assets. Indeed the Fund began the quarter invested in high yield bonds. Following in May, investors’ confidence wavered dramatically, to the point that signs of a genuine “flight to quality” appeared in Treasury markets. As our models reacted accordingly, the Fund shifted from high yield into government bonds for a short-term move. Government bond prices did indeed rise as investors sought safer havens, but the period of fear didn’t last long and our models once again reacted. That said, we were pleased for an opportunity for the Fund to take advantage of this market dynamic and locked in a gain on the government bond allocation when the Fund sold the position in early June.

At that time, it wasn’t yet clear to our models whether the market was returning “risk on” or might instead just drift sideways for a while. In our experience, during uncertain periods of this type—with no medium-term trend apparent—the models typically mandate the Fund step to the sidelines and wait for the market to strengthen before stepping back in. Indeed, in our experience, long-term performance can potentially benefit from a willingness to step out of the way of downside events and later, as the market recovers, take a position in risk assets on renewed price strength.

Consistent with this philosophy, when selling the government bond position in early June, the Fund invested in money markets rather than immediately returning to high yield. As the month progressed, our indicators began to reflect increasing strength in the high-yield bond markets. Somewhat unusually, our models also pointed to a positive price trend in Treasuries, even apart from “flight to quality” dynamics. This “double positive” model is atypical but not unprecedented. After all, while high yield and governments are often negatively correlated to each other, they aren’t always. In line with our models, therefore, the Fund took positions in both high yield (at a two-thirds weighting) and government bonds (one-third weighting) as the quarter wound down.

BTS Reflections, Fund Strategy and Investment Philosophy Discussion

Half way through a 2019 that featured somewhat more trading events than usual, we’d like to reflect further on the nature of late-cycle volatility and why we believe a readiness to step to the sidelines remains so important to the effort of achieving risk-adjusted returns that seek to limit downside volatility.

Over the decades, we have found that long-term performance can be enhanced through buying on renewed price strength as a market recovers from a decline. But to take advantage of such an opportunity, one must be ready, willing and able to trade out of risk assets to try and preserve remaining capital and be equally capable to deploy it again when the time is right. That’s easier said than done; to do so requires stripping emotion away from buy- and sell-decision to the greatest extent possible.

For BTS specifically, our approach includes defensive stop-losses designed to guide us out of a position in our efforts to preserve capital. When this happens during a late-cycle rebound, the effect may be to miss out on some positive investment performance. But of course late-cycle rebounds may be short-lived; eventually, one of them might lead directly into a bear-market downturn that sees 20-40% of risk-asset value stripped away, such as in 2002 and 2008, as measured by the S&P 500 index.

In both those cases, the sharp drawdowns followed upward moves that likely lulled many investors into an over-risked portfolio stance. For such buy and hold index investors, the result may have been an entire “flat decade”—and perhaps even worse, for investors who lost so much capital after 2008 that they didn’t return to the market.

As tactical managers focused on capital preservation, we try to steer clear of such false rallies by avoiding a risky buy and hold approach and enforcing a strict sell discipline Through enforcement of this discipline, we believe the Fund will be better positioned to generate positive risk-adjusted returns over the long-term.

Fund and Markets Outlook Discussion

As to our outlook, we see the stock market as keying off the bond market—and there’s no question that, at present, all eyes are on the Fed. We’ll see what happens as the year unfolds, but in general we heavily expect to find opportunity in markets where there are plenty of economic and market-related question marks to raise eyebrows, if not yet red flags. Specifically, we are monitoring, and the investment models and the Fund will seek to navigate, market response to ongoing trade tensions, political risks, and various economic and decelerating growth indicators, like a low PMI, falling new factory orders, real estate market trends, an inverted yield curve, falling industrial commodities prices, potentially declining corporate profits, historically high stock market valuations, an increase in corporations taking low quality leveraged loans that are “covenant-lite”, i.e. loans that lack important financial benchmarks, Federal Reserve policy on interest rates, and lastly, an apparent increase in defaults and delinquencies on credit cards and loans, which is forecast to continue rising.

In our experience and opinion, taking a measured, unemotional approach to markets during periods of uncertainty like this has the potential to help the Fund perform better over the long-term. Stated differently, we believe, especially after almost four decades of practical research, that we would rather miss a short term upside rally than experience a sudden downside swing. It is who we are, and it is who we will continue to be, unapologetically, for investors that that share in our common beliefs and entrust us with their hard earned assets.

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Tactical Fixed Income Fund and good luck in 2019!

Sincerely,

Matthew Pasts CMT

CEO, BTS Asset Management

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

6739-NLD-08/06/2019

BTS Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ending June 30, 2019, compared to its benchmark:

		Since
	Six Months	Inception (a)
BTS Managed Income Fund Class A	2.20%	2.20%
BTS Managed Income Fund Class A (with load)	(2.94)%	(2.94)%
BTS Managed Income Fund Class C	2.30%	2.30%
BTS Managed Income Fund Class I	2.26%	2.26%
BTS Managed Income Fund Class R	2.30%	2.30%
Bloomberg Barclays Capital U.S. Aggregate Bond Index **	6.11%	6.11%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including aquired fund fees and expenses, as stated in the fee tables of the Fund’s May 1, 2019 prospectus is 1.70%, 2.45%, 1.45% and 1.95% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for the fund is December 31, 2018.

Portfolio Composition as of June 30, 2019

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds - Debt Funds	93.5%
Money Market Fund	4.7%
Other Assets in Excess of Liabilities	1.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ending June 30, 2019, compared to its benchmark:

			Annualized
					Since	Since	Since	Since
	Six Months	One Year	Five Year	Ten Year	Inception (a)	Inception (b)	Inception (c)	Inception (d)
BTS Tactical Fixed Income Fund Class A	3.76%	0.75%	1.86%	3.99%	8.03%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(1.41)%	(4.29)%	0.81%	3.46%	7.74%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class C	3.40%	0.11%	1.10%	N/A	N/A	1.34%	N/A	N/A
BTS Tactical Fixed Income Fund Class I	3.90%	1.02%	N/A	N/A	N/A	N/A	2.36%	N/A
BTS Tactical Fixed Income Fund Class R	3.75%	0.62%	N/A	N/A	N/A	N/A	N/A	1.88%
Bloomberg Barclays Capital U.S. Aggregate Bond Index **	6.11%	7.87%	2.95%	3.90%	5.03%	2.88%	2.92%	2.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including aquired fund fees and expenses, as stated in the fee tables of the Fund’s May 1, 2019 prospectus is 1.77%, 2.52%, 1.52% and 2.02% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for C A lass is January 1, 2000. Class A does not have performance as a mutual fund prior to May 31, 2013. The prior performance shown above is for the Fund’s predecessor limited liability company (BTS Tactical Fixed Income Fund LLC, formerly known as BTS Asset Allocation/High Yield Fund LLC). The prior performance is net of management fees and other expenses. The predecessor limited liability company had been managed in the same style and by the same portfolio manager since the predecessor limited liability company’s inception on January 1, 2000. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on January 1, 2000 through May 31, 2013, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that would have adversely affected performance. The predecessor limited liability company’s past performance is not necessarily an indication of how the BTS Tactical Fixed Income Fund will perform in the future.

(b)	Inception date for Class C is May 31, 2013.

(c)	Inception date for Class I is May 27, 2015.

(d)	Inception date for Class R is May 5, 2015.

Portfolio Composition as of June 30, 2019

Holdings By Asset Type	% of Net Assets
Mutual Funds - Debt Funds	64.7%
U.S. Government Obligation	32.5%
Money Market Funds	3.1%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BTS Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 93.5%
	DEBT FUNDS - 93.5%
1,017	iShares 7-10 Year Treasury Bond ETF	$111,890
222	iShares 10-20 Year Treasury Bond ETF	31,773
401	iShares Agency Bond ETF	46,207
511	iShares iBoxx $ Investment Grade Corporate Bond ETF	63,553
206	iShares JP Morgan USD Emerging Markets Bond ETF	23,338
571	iShares MBS ETF	61,440
1,852	iShares Preferred & Income Securities ETF	68,246
201	iShares TIPS Bond ETF	23,214
1,965	SPDR Blackstone / GSO Senior Loan ETF	90,822
1,727	SPDR Bloomberg Barclays Convertible Securities ETF	91,306
454	SPDR Bloomberg Barclays International Corporate Bond ETF	15,523
1,088	SPDR Bloomberg Barclays International Treasury Bond ETF	31,465
1,391	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	37,877
1,237	VanEck Vectors International High Yield Bond ETF	30,789
651	Vanguard Extended Duration Treasury ETF	82,684
281	Vanguard Total Bond Market ETF	23,343
4,534	Xtrackers USD High Yield Corporate Bond ETF	227,561
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,042,714)	1,061,031

	SHORT-TERM INVESTMENT - 4.7%
	MONEY MARKET FUND - 4.7%
52,870	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.25% *	$52,870
	TOTAL MONEY MARKET FUND (Cost $52,870)

	TOTAL INVESTMENTS - 98.2% (Cost $1,095,584)	$1,113,901
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	21,046
	NET ASSETS - 100.0%	$1,134,947

ETF - Exchange Traded Fund

MBS - Mortgage Backed Security

SPDR - Standard & Poor’s Depositary Receipt

TIPS - Treasury Inflation Protected Securities

USD - United States Dollar

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	MUTUAL FUNDS - 64.7%
	DEBT FUNDS - 64.7%
22,875,817	BlackRock High Yield Bond Portfolio - Institutional Class	$174,771,242
24,216,560	JPMorgan High Yield Fund - Institutional Class	175,085,726
	TOTAL MUTUAL FUNDS (Cost $350,807,748)	349,856,968

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUNDS - 3.1%
34,296	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 2.15% *	34,296
34,476	Dreyfus Government Cash Management - Institutional Class, 2.25% *	34,476
34,268	Federated Government Obligations Fund - Institutional Class, 2.24% *	34,268
16,357,539	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.25% *	16,357,539
34,878	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 2.25% *	34,878
	TOTAL MONEY MARKET FUNDS (Cost $16,495,457)	16,495,457

Principal
	U.S. GOVERNMENT OBLIGATION - 32.5%
170,000,000	United States Treasury Note, 2.375% due 5/15/2029	175,697,656
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost $175,696,750)

	TOTAL INVESTMENTS - 100.3% (Cost $542,999,955)	$542,050,081
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,463,519)
	NET ASSETS - 100.0%	$540,586,562

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

	BTS		BTS
	Managed Income		Tactical Fixed Income
	Fund		Fund
ASSETS
Investment securities:
At cost	$1,095,584		$542,999,955
At fair value	$1,113,901		$542,050,081
Receivable due from Advisor	25,574		—
Interest receivable	391		1,265,993
Receivable for Fund shares sold	—		499,421
Prepaid expenses and other assets	16,043		54,883
TOTAL ASSETS	1,155,909		543,870,378

LIABILITIES
Payable to related parties	1,125		36,734
Payable for Fund shares redeemed	—		2,579,747
Investment advisory fees payable	—		453,198
Distribution (12b-1) fees payable	—		99,492
Accrued expenses and other liabilities	19,837		114,645
TOTAL LIABILITIES	20,962		3,283,816
NET ASSETS	$1,134,947		$540,586,562

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$1,115,124		$605,377,905
Accumulated earnings (losses)	19,823		(64,791,343)
NET ASSETS	$1,134,947		$540,586,562

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10		$108,446,998
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		11,338,062
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.17	(2)	$9.56
Maximum offering price per share (Maximum sales charge of 5.00%) (1)	$10.71		$10.06

Class C Shares:
Net Assets	$10		$88,857,246
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		9,332,446
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.18	(2)	$9.52

Class I Shares:
Net Assets	$1,134,917		$335,609,911
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	111,501		35,204,883
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.18		$9.53

Class R Shares:
Net Assets	$10		$7,672,407
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		803,631
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.18	(2)	$9.55

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

(2)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

	BTS	BTS
	Managed Income	Tactical Fixed Income
	Fund (a)	Fund
INVESTMENT INCOME
Dividends	$6,149	$10,567,324
Interest	5,951	2,789,587
TOTAL INVESTMENT INCOME	12,100	13,356,911

EXPENSES
Investment advisory fees	3,120	2,917,767
Distribution (12b-1) fees, Class A shares	—	151,175
Distribution (12b-1) fees, Class C shares	—	455,276
Distribution (12b-1) fees, Class I shares	—	19,330
Accounting services fees	12,941	14,598
Compliance officer fees	10,270	17,640
Legal fees	10,270	17,388
Audit fees	8,677	9,558
Trustees fees and expenses	7,704	8,690
Transfer agent fees	3,081	157,255
Administrative services fees	2,753	193,840
Custodian fees	2,568	46,631
Registration fees	2,568	43,445
Printing and postage expenses	2,567	80,524
Third party administrative servicing fees	514	101,455
Insurance expense	514	12,791
Other expenses	1,284	10,614
TOTAL EXPENSES	68,831	4,257,977

Less: Fees waived or reimbursed by the Advisor	(61,630)	—

NET EXPENSES	7,201	4,257,977

NET INVESTMENT INCOME	4,899	9,098,934

REALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from security transactions	1,691	14,099,843
Net change in unrealized appreciation (depreciation) of investments	18,317	(949,874)
NET REALIZED GAIN ON INVESTMENTS	20,008	13,149,969

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,907	$22,248,903

(a)	BTS Managed Income Fund commenced operations December 31, 2018.

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	June 30, 2019 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$4,899
Net realized gain from investments	1,691
Net change in unrealized appreciation of investments	18,317
Net increase in net assets resulting from operations	24,907

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(0	) (b)
Class C	(0	) (b)
Class I	(5,084)
Class R	(0	) (b)
Net decrease in net assets from distributions to shareholders	(5,084)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	1,110,010
Class R	10
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	0	(b)
Class C	0	(b)
Class I	5,084
Class R	0	(b)
Net increase in net assets from shares of beneficial interest	1,115,124

TOTAL INCREASE IN NET ASSETS	1,134,947

NET ASSETS
Beginning of Period	—
End of Period	$1,134,947

SHARE ACTIVITY
Class A:
Shares sold	1
Shares reinvested	0	(c)
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares sold	1
Shares reinvested	0	(c)
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares sold	111,001
Shares reinvested	500
Net increase in shares of beneficial interest outstanding	111,501

Class R:
Shares sold	1
Shares reinvested	0	(c)
Net increase in shares of beneficial interest outstanding	1

(a)	BTS Managed Income Fund commenced operations December 31, 2018.

(b)	Amount is less than $1.00.

(c)	Amount is less than one share.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
FROM OPERATIONS
Net investment income	$9,098,934	$23,556,987
Net realized gain (loss) from investments	14,099,843	(76,209,224)
Net change in unrealized depreciation of investments	(949,874)	—
Net increase (decrease) in net assets resulting from operations	22,248,903	(52,652,237)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(130,599)
Class C	—	(86,338)
Class I	—	(381,033)
Class R	—	(7,378)
Total distributions paid
Class A	(1,814,441)	(5,057,899)
Class C	(1,098,866)	(2,435,307)
Class I	(5,990,611)	(15,814,452)
Class R	(112,635)	(249,329)
Net decrease in net assets from distributions to shareholders	(9,016,553)	(24,162,335)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,013,696	70,016,827
Class C	6,074,099	27,359,051
Class I	74,209,350	278,468,429
Class R	413,864	1,831,748
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,676,730	4,822,158
Class C	971,238	2,255,699
Class I	5,236,836	14,450,590
Class R	109,149	247,791
Redemption fee proceeds:
Class A	—	9
Class C	—	4,309
Payments for shares redeemed:
Class A	(46,568,605)	(151,523,406)
Class C	(14,753,233)	(44,032,995)
Class I	(159,341,145)	(389,234,052)
Class R	(1,232,351)	(2,480,032)
Net decrease in net assets from shares of beneficial interest	(122,190,372)	(187,813,874)

TOTAL DECREASE IN NET ASSETS	(108,958,022)	(264,628,446)

NET ASSETS
Beginning of Period	649,544,584	914,173,030
End of Period	$540,586,562	$649,544,584

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class A:
Shares sold	1,162,581	6,976,408
Shares reinvested	176,354	492,158
Shares redeemed	(4,917,876)	(15,095,000)
Net decrease in shares of beneficial interest outstanding	(3,578,941)	(7,626,434)

Class C:
Shares sold	642,889	2,735,631
Shares reinvested	102,565	231,736
Shares redeemed	(1,561,543)	(4,428,178)
Net decrease in shares of beneficial interest outstanding	(816,089)	(1,460,811)

Class I:
Shares sold	7,852,498	27,815,297
Shares reinvested	552,483	1,478,497
Shares redeemed	(16,856,302)	(39,193,242)
Net decrease in shares of beneficial interest outstanding	(8,451,321)	(9,899,448)

Class R:
Shares sold	43,611	183,046
Shares reinvested	11,502	25,359
Shares redeemed	(130,478)	(248,090)
Net decrease in shares of beneficial interest outstanding	(75,365)	(39,685)

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
For the
Six Months Ended
June 30, 2019 (1)
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.22

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$10.17

Total return (3,4)	2.20%

Net assets, at end of period	$10

Ratio of gross expenses to average net assets (5,6)	14.50%
Ratio of expenses to average net assets (5,6)	1.75%
Ratio of net investment loss before waiver/reimbursement to average net assets (5,6,7)	(11.99)%
Ratio of net investment income to average net assets (5,6,7)	0.76%

Portfolio Turnover Rate (4)	65%

(1)	Class A shares commenced operations December 31, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class C
For the
Six Months Ended
June 30, 2019 (1)
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.23

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$10.18

Total return (3,4)	2.30%

Net assets, at end of period	$10

Ratio of gross expenses to average net assets (5,6)	15.25%
Ratio of expenses to average net assets (5,6)	2.50%
Ratio of net investment loss before waiver/reimbursement to average net assets (5,6,7)	(12.74)%
Ratio of net investment income to average net assets (5,6,7)	0.01%

Portfolio Turnover Rate (4)	65%

(1)	Class C shares commenced operations December 31, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
For the
Six Months Ended
June 30, 2019 (1)
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.23

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$10.18

Total return (3,4)	2.26%

Net assets, at end of period (000’s)	$1,135

Ratio of gross expenses to average net assets (5,6)	14.25%
Ratio of expenses to average net assets (5,6)	1.50%
Ratio of net investment loss before waiver/reimbursement to average net assets (5,6,7)	(11.74)%
Ratio of net investment income to average net assets (5,6,7)	1.01%

Portfolio Turnover Rate (4)	65%

(1)	Class I shares commenced operations December 31, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class R
For the
Six Months Ended
June 30, 2019 (1)
(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.23

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$10.18

Total return (3,4)	2.30%

Net assets, at end of period	$10

Ratio of gross expenses to average net assets (5,6)	14.75%
Ratio of expenses to average net assets (5,6)	2.00%
Ratio of net investment loss before waiver/reimbursement to average net assets (5,6,7)	(12.24)%
Ratio of net investment income to average net assets (5,6,7)	0.51%

Portfolio Turnover Rate (4)	65%

(1)	Class R shares commenced operations December 31, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.36		$10.34	$10.32	$9.52	$9.83	$9.79

Activity from investment operations:
Net investment income (1)	0.15		0.28	0.31	0.35	0.06	0.15
Net realized and unrealized gain (loss) on investments	0.20		(0.94)	(0.01)	0.95	(0.29)	0.10
Total from investment operations	0.35		(0.66)	0.30	1.30	(0.23)	0.25

Paid-in-capital from redemption fees (1)	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	(0.15)		(0.31)	(0.28)	(0.29)	(0.06)	(0.18)
Net realized gains	—		—	—	(0.20)	(0.02)	(0.03)
Return of capital	—		(0.01)	—	(0.01)	—	—
Total distributions	(0.15)		(0.32)	(0.28)	(0.50)	(0.08)	(0.21)

Net asset value, end of period	$9.56		$9.36	$10.34	$10.32	$9.52	$9.83

Total return (3)	3.76	% (4)	(6.52)%	2.86%	13.79%	(2.31)%	2.61%

Net assets, at end of period (000’s)	$108,447		$139,586	$233,069	$254,435	$101,489	$98,360

Ratio of expenses to average net assets (6)	1.49	% (5)	1.45%	1.45%	1.50%	1.58%	1.64%
Ratio of net investment income to average net assets (6,7)	3.06	% (5)	2.84%	2.98%	3.39%	0.58%	1.50%

Portfolio Turnover Rate	205	% (4)	356%	66%	180%	660%	190%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.32		$10.30	$10.26	$9.44	$9.77	$9.77

Activity from investment operations:
Net investment income (loss) (1)	0.11		0.22	0.22	0.27	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	0.21		(0.96)	—	0.95	(0.30)	0.22
Total from investment operations	0.32		(0.74)	0.22	1.22	(0.29)	0.18

Paid-in-capital from redemption fees (1)	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.18)	(0.19)	(0.02)	(0.15)
Net realized gains	—		—	—	(0.20)	(0.02)	(0.03)
Return of capital	—		(0.01)	—	(0.01)	—	—
Total distributions	(0.12)		(0.24)	(0.18)	(0.40)	(0.04)	(0.18)

Net asset value, end of period	$9.52		$9.32	$10.30	$10.26	$9.44	$9.77

Total return (3)	3.40	% (4)	(7.24)%	2.13%	12.94%	(3.02)%	1.84%

Net assets, at end of period (000’s)	$88,857		$94,550	$119,524	$81,758	$36,933	$23,278

Ratio of expenses to average net assets (6)	2.24	% (5)	2.20%	2.20%	2.25%	2.33%	2.39%
Ratio of net investment income (loss) to average net assets (6,7)	2.31	% (5)	2.17%	2.14%	2.60%	0.08%	(0.39)%

Portfolio Turnover Rate	205	% (4)	356%	66%	180%	660%	190%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$9.33		$10.31	$10.31	$9.52	$10.01

Activity from investment operations:
Net investment income (2)	0.15		0.31	0.32	0.39	0.24
Net realized and unrealized gain (loss) on investments	0.21		(0.95)	0.01	0.94	(0.65)
Total from investment operations	0.36		(0.64)	0.33	1.33	(0.41)

Paid-in-capital from redemption fees (2)	—		—	0.00 (3)	0.00 (3)	0.00	(3)

Less distributions from:
Net investment income	(0.16)		(0.33)	(0.33)	(0.33)	(0.06)
Net realized gains	—		—	—	(0.20)	(0.02)
Return of capital	—		(0.01)	—	(0.01)	—
Total distributions	(0.16)		(0.34)	(0.33)	(0.54)	(0.08)

Net asset value, end of period	$9.53		$9.33	$10.31	$10.31	$9.52

Total return (4)	3.90	% (5)	(6.29)%	3.16%	14.06%	(4.08	)% (5)

Net assets, at end of period (000’s)	$335,610		$407,197	$552,096	$230,651	$42,039

Ratio of expenses to average net assets (7)	1.24	% (6)	1.20%	1.20%	1.25%	1.33	% (6)
Ratio of net investment income to average net assets (7,8)	3.31	% (6)	3.14%	3.06%	3.71%	4.12	% (6)

Portfolio Turnover Rate	205	% (5)	356%	66%	180%	660	% (5)

(1)	Class I shares commenced operations May 27, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the	For the		For the	For the
	June 30, 2019		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017		December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$9.34		$10.32	$10.31		$9.51	$9.99

Activity from investment operations:
Net investment income (2)	0.13		0.27	0.26		0.35	0.26
Net realized and unrealized gain (loss) on investments	0.22		(0.96)	(0.00	) (3)	0.93	(0.67)
Total from investment operations	0.35		(0.69)	0.26		1.28	(0.41)

Paid-in-capital from redemption fees	—		—	0.00	(3)	0.00 (3)	0.00	(3)

Less distributions from:
Net investment income	(0.14)		(0.28)	(0.25)		(0.27)	(0.05)
Net realized gains	—		—	—		(0.20)	(0.02)
Return of capital	—		(0.01)	—		(0.01)	—
Total distributions	(0.14)		(0.29)	(0.25)		(0.48)	(0.07)

Net asset value, end of period	$9.55		$9.34	$10.32		$10.31	$9.51

Total return (4)	3.75	% (5)	(6.76)%	2.55%		13.55%	(4.09	)% (5)

Net assets, at end of period (000’s)	$7,672		$8,211	$9,484		$4,462	$282

Ratio of expenses to average net assets (7)	1.74	% (6)	1.70%	1.70%		1.75%	1.83	% (6)
Ratio of net investment income to average net assets (7,8)	2.81	% (6)	2.71%	2.52%		3.36%	4.01	% (6)

Portfolio Turnover Rate	205	% (5)	356%	66%		180%	660	% (5)

(1)	Class R shares commenced operations May 5, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

BTS Managed Income Fund (“Managed Income Fund”) and BTS Tactical Fixed Income Fund (“Fixed Income Fund”), each a “Fund” and together, the “Funds”, are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fixed Income Fund commenced operations on May 31, 2013 and the Managed Income Fund commenced operations on December 31, 2018. The investment objectives of each Fund is to seek to provide total return.

Each Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. For the Fixed Income Fund the Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on December 31, 2018. Class A shares are offered at net asset value plus a maximum sales charge of 5.00% for each Fund. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2019 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,061,031	$—	$—	$1,061,031
Short-Term Investments	52,870	—	—	52,870
Total Investments	$1,113,901	$—	$—	$1,113,901

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$349,856,968	$—	$—	$349,856,968
Short-Term Investments	16,495,457	—	—	16,495,457
U.S. Government Obligation	—	175,697,656	—	175,697,656
Total Investments	$366,352,425	$175,697,656	$—	$542,050,081

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, of the BTS Tactical Fixed Income Fund or expected to be taken in the Funds’ December 31, 2019 year-end tax return. The Funds identify its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$1,722,485	$681,456
Fixed Income Fund	1,660,031,698	1,147,603,117

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. For the six months ended June 30, 2019, the Advisor incurred fees as follows:

Management Fee
Managed Income Fund	$3,120
Fixed Income Fund	2,917,767

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

the Advisor))) at least until April 30, 2020, so that the total annual operating expenses of the Fixed Income Fund’s do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Managed Income Fund’s do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Fund’s Class A, Class C, Class I and Class R shares respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended June 30, 2019, the Advisor waived advisory fees pursuant to the Waiver Agreement were as follows:

Advisory Fees Waived
Managed Income Fund	$61,630
Fixed Income Fund	—

Distributor – The distributor of the Funds are Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the six months ended June 30, 2019, the Fund incurred distribution fees as follows:

	Class A	Class C	Class I
Managed Income Fund	$—	$—	$—
Fixed Income Fund	151,175	455,276	19,330

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2019, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	156,361	18,059

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS, and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$1,095,584	$19,078	$(761)	$18,317
Fixed Income Fund	$542,999,955	$906	$(950,780)	$(949,874)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fixed Income Fund’s tax character of fund distributions paid for the year ended December 31, 2018 and December 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$23,556,987	$23,160,363
Long-Term Capital Gain	—	—
Return of Capital	605,348	—
	$24,162,335	$23,160,363

As of December 31, 2018, the components of accumulated deficit on a tax basis for the Fixed Income Fund were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(37,561,900)	$(40,461,793)	$—	$—	$(78,023,693)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fixed Income Fund incurred and elected to defer such capital losses of $37,561,900.

At December 31, 2018, the Fixed Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-
	Non-Expiring	Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$40,461,793	$—	$40,461,793	$—

Permanent book and tax year differences for the Fixed Income Fund, primarily attributable to distribution reclasses for tax purposes, resulted in reclassification for the period ended December 31, 2018 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(605,348)	$605,348

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fixed Income Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of June 30, 2019, the Fund did not have any securities out on loan.

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the BlackRock High Yield Bond Portfolio (“BlackRock Fund”). The BlackRock Fund seeks to maximize total return by investing at least 80.0% of assets in high yield bonds. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019 the percentage of the Fund’s net assets invested in the BlackRock Fund was 32.3%.

The Fixed Income Fund currently invests a portion of its assets in the JPMorgan High Yield Bond Portfolio (“JPMorgan Fund”). The JPMorgan Fund seeks a high level of current income by investing at least 80.0% of assets in bonds, other debt securities, loan assignments and participations (loans). The Fund may redeem its investment from the JPMorgan Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the JPMorgan Fund. The financial statements of the JPMorgan Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the JPMorgan Fund was 32.4%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Vilis Pasts	Managed Income Fund	100.00%
National Financial Services, LLC	Fixed Income Fund	28.14%

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

10.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BTS Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

Example

As a shareholder of the Funds, you will pay (1) transaction costs (loads and redemption fees) and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period in a fund and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	1/1/19	6/30/19*	Period *	1/1/19	Period
BTS Managed Income Fund – Class A	1.75%	$1,000.00	$1,022.00	$7.61	$1,016.12	$8.75
BTS Managed Income Fund – Class C	2.50%	$1,000.00	$1,023.00	$10.88	$1,012.40	$12.47
BTS Managed Income Fund – Class I	1.50%	$1,000.00	$1,022.60	$6.52	$1,017.36	$7.50
BTS Managed Income Fund – Class R	2.00%	$1,000.00	$1,023.00	$8.70	$1,014.88	$9.99
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	1/1/19	6/30/19**	Period**	1/1/19	Period
BTS Tactical Fixed Income Fund – Class A	1.49%	$1,000.00	$1,037.60	$7.53	$1,017.41	$7.45
BTS Tactical Fixed Income Fund – Class C	2.24%	$1,000.00	$1,034.00	$11.31	$1,013.67	$11.20
BTS Tactical Fixed Income Fund – Class I	1.24%	$1,000.00	$1,039.00	$6.27	$1,018.65	$6.21
BTS Tactical Fixed Income Fund – Class R	1.74%	$1,000.00	$1,037.50	$8.79	$1,016.17	$8.70

*	“Actual” expense information for the Managed Income Fund is for the period from January 25, 2019 (commencement of operations) to June 30, 2019. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 157/365 (to reflect the period from commencement of operations to June 30, 2019). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	“Actual” and “Hypothetical expense information for the Fixed Income Fund are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

BTS Managed Income Fund (Adviser – BTS Asset Management, Inc.)*

In connection with the regular meeting held on December 12-13, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“Adviser”) and the Trust, with respect to the BTS Managed Income Fund (the “BTS Managed”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that BTS was founded in 1979 and managed approximately $1.6 billion in discretionary assets with an additional $800 million in assets under advisement. They considered that the adviser provided quantitative risk managed portfolio strategies that focused on capital preservation for a variety of clients including individuals, corporations, and pensions. They reviewed the background of key investment personnel responsible for servicing the existing BTS Funds and BTS Managed, taking into consideration their education and financial industry experience of the investment team noting their long careers in asset management. They noted the adviser utilized price and momentum driven proprietary quantitative models to determine which bond sectors and securities to select for a Fund’s portfolio, with an emphasis on risk management. The Trustees considered that the adviser’s investment committee meets regularly to review and adjust its technical models that had been in place for over 30 years. They considered that the adviser had identified the various fixed income related risks and monitored the overall fixed income landscape, considering how it may affect the strategy. They noted the adviser would monitor compliance with the fund’s investment limitations using pre-trade checklists and daily position reports against a post-trade checklist to ensure compliance. They further noted the adviser considered best execution and selected broker-dealers based on an assessment of various service quality factors and product expertise. The Board noted the positives of the investment team’s longevity, experience and consistency of service over more than 30 years. They agreed that the adviser maintained adequate resources to support its operation and service to the Funds it managed. The Board made reference to its previous experience with the adviser from the other Funds it manages in the Trusts and concluded that the adviser should provide high quality service to BTS Managed and its future shareholders.

Performance. The Trustees noted that the BTS Managed strategy was to invest 65% of the portfolio without restriction to generate income primarily in other registered investment companies. They noted the remaining 35% of the Fund’s portfolio was designed to be more tactical using fixed income securities, money market investments and cash equivalents. They considered that this 35% sleeve would be used to attempt to reduce the volatility of the overall portfolio. They noted the Fund would not use leverage, derivatives or go short specific securities. The Trustees noted that the Fund would use similar technical trend-following indicators as another fund in the Trust currently advised by the adviser. They noted the adviser had substantial experience in managing this type of strategy and had historically shown a positive track record using it. The Trustees concluded that the adviser should be given the opportunity to implement this new strategy for investors who desire less tactical movement in a fixed income portfolio.

BTS Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

Fees & Expenses. The Trustees reviewed the proposed investment advisory fee and expense ratio relative to the average fees for the funds in the anticipated Morningstar category. They noted the Fund’s 0.65% proposed advisory fee was slightly higher than that of its peer group but considered the higher fee was attributable to the Fund’s unique, active tactical component not found in most peer funds. They considered the proposed advisory fee was within the range of fees charged by both peer and Morningstar category funds. With respect to the Fund’s estimated annual expense ratio, they noted the adviser had contractually agreed to limit fund operating expenses to 1.50% of the Fund’s average net assets and considered that the adviser anticipated the Fund’s total expenses would decrease as fund assets increase. The Trustees concluded that the proposed advisory fee was not unreasonable given the nature of the Fund’s strategy.

Profitability. The Trustees reviewed an estimated profitability analysis provided by the advisor and noted the adviser anticipated realizing a net profit in connection with its relationship with the Fund during the initial two-year term of the advisory agreement, but agreed that such profit was reasonable in terms of actual dollars and as a percent of revenue. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the advisory services to be provided to BTS Managed. They noted that the adviser had indicated its willingness to discuss the matter with the Board as the Fund grew, and anticipated realizing economies as the Fund’s assets grew. The Trustees noted that economies were not anticipated to be reached during the initial period of the advisory agreement, and agreed that the matter of economies of scale would be revisited as the fund size materially increases.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of the future shareholders of BTS Managed.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
420 Bedford Street Suite 340
Lexington, MA 02420

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/5/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/5/2019

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/5/2019